UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 21236
Dreyfus Premier Stock Funds
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 9/30
Date of reporting period: July 1, 2006-June 30, 2007

Item 1. Proxy Voting Record
Dreyfus Premier International Equity Fund
Dreyfus Premier International Equity Fund is a "feeder" fund that holds shares in the "master portfolio," The
Boston Company International Core Equity Portfolio, which is a series of Mellon Institutional Funds Master
Portfolio.
For information on the proxy voting record of The Boston Company International Core Equity Portfolio,
please see the following:

MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO CIK # 0001012705 file # 811-7603 filing date August 13, 2007
Dreyfus Premier Small Cap Equity Fund
Dreyfus Premier Small Cap Equity Fund is a "feeder" fund that holds shares in the "master portfolio," The
Boston Company Small Cap Value Portfolio, which is a series of Mellon Institutional Funds Master Portfolio.
For information on the proxy voting record of The Boston Company Small Cap Value Portfolio, please see the following:

MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO CIK # 0001012705 file # 811-7603 filing date August 13, 2007
Dreyfus Premier International Small Cap Fund
Dreyfus Premier International Small Cap Fund is a "feeder" fund that holds shares in the "master portfolio,"
The Boston Company International Small Cap Portfolio, which is a series of Mellon Institutional Funds
Master Portfolio.
For information on the proxy voting record of The Boston Company International Small Cap Portfolio, please see the following:

MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO CIK # 0001012705 file # 811-7603 filing date August 13, 2007

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Stock Funds
By:	/s/ J. David Officer
J. David Officer
President

Date:	August 21, 2007